Intangible assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Intangible Assets Cost, Beginning	$ 239,929,340	$ 239,914,617
Transfers	0	14,723
Intangible Assets Cost, Ending	239,929,340	239,929,340
Intangible Assets Amortization, Beginning	215,716,888	203,278,423
Amortization For The Year	6,145,364	12,334,158
Impairment	2,111,018	104,307
Intangible Assets Amortization, Ending	223,973,270	215,716,888
Intangible Assets Net Book Value	15,956,070	24,212,452
Transmission lines for Achiras and La Castellana wind farms
Statement [Line Items]
Intangible Assets Cost, Beginning	12,383,868	12,369,145
Transfers	0	14,723
Intangible Assets Cost, Ending	12,383,868	12,383,868
Intangible Assets Amortization, Beginning	2,923,301	2,199,490
Amortization For The Year	615,515	619,504
Impairment	(98,394)	104,307
Intangible Assets Amortization, Ending	3,440,422	2,923,301
Intangible Assets Net Book Value	8,943,446	9,460,567
Turbogas and turbosteam supply agreements for thermal station Brigadier Lopez
Statement [Line Items]
Intangible Assets Cost, Beginning	75,967,699	75,967,699
Transfers	0	0
Intangible Assets Cost, Ending	75,967,699	75,967,699
Intangible Assets Amortization, Beginning	67,535,642	62,140,816
Amortization For The Year	0	5,394,826
Impairment	2,209,412	0
Intangible Assets Amortization, Ending	69,745,054	67,535,642
Intangible Assets Net Book Value	6,222,645	8,432,057
Concession right
Statement [Line Items]
Intangible Assets Cost, Beginning	151,577,773	151,577,773
Transfers	0	0
Intangible Assets Cost, Ending	151,577,773	151,577,773
Intangible Assets Amortization, Beginning	145,257,945	138,938,117
Amortization For The Year	5,529,849	6,319,828
Impairment	0	0
Intangible Assets Amortization, Ending	150,787,794	145,257,945
Intangible Assets Net Book Value	$ 789,979	$ 6,319,828